Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	¥ 125,317	$ 19,262	¥ 317,262
Rental deposits	11,918	1,832	1,494
Interest receivable	3,462	532	11,690
Staff advances	7,496	1,152	7,712
Receivables from third-party payment platform	14,757	2,268	12,327
Other receivables	23,173	3,562	26,734
Prepaid expenses and other current assets	¥ 186,123	$ 28,608	¥ 377,219